Hedging Transactions And Derivative Financial Instruments	9 Months Ended
Sep. 27, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Hedging Transactions and Derivative Financial Instruments	HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS
The Company uses cross-currency swap derivative contracts to partially hedge its net investments in foreign operations against adverse movements in exchange rates between the U.S. dollar and the euro. The cross-currency swap derivative contracts are agreements to exchange fixed-rate payments in one currency for fixed-rate payments in another currency. On September 20, 2019, the Company entered into cross-currency swap derivative contracts with respect to its $650 million Term Loan Facility and $650 million of these derivative contracts remained outstanding as of September 27, 2019. These contracts effectively convert the $650 million Term Loan Facility to an obligation denominated in euro and partially offsets the impact of changes in currency rates on foreign currency denominated net investments. The changes in the fair value of these instruments are recorded in accumulated other comprehensive income (loss) in equity, partially offsetting the foreign currency translation adjustment of the Company’s related net investment that is also recorded in accumulated other comprehensive income (loss) in the Company’s Consolidated and Combined Condensed Statements of Changes in Equity.
Any ineffective portions of net investment hedges are reclassified from accumulated other comprehensive income (loss) into earnings during the period of change. The interest income or expense from these swaps is recorded in interest expense in the Company’s Consolidated and Combined Condensed Statements of Earnings consistent with the classification of interest expense attributable to the underlying debt. These instruments mature on dates ranging from September 2020 to September 2022.
The Company also has foreign currency denominated long-term debt, the Euro Term Loan Facility, as a partial hedge of its net investment in foreign operations against adverse movements in exchange rates between the U.S. dollar and the euro. The Euro Term Loan Facility is designated and qualifies as a nonderivative hedging instrument. Accordingly, the foreign currency translation of the Euro Term Loan Facility is recorded in accumulated other comprehensive income (loss) in equity in the accompanying Consolidated and Combined Condensed Balance Sheets, offsetting the foreign currency translation adjustment of the Company’s related net investment that is also recorded in accumulated other comprehensive income (loss). Any ineffective portions of net investment hedges are reclassified from accumulated other comprehensive income (loss) into earnings during the period of change. The Euro Term Loan Facility matures in September 2022.
The Company uses interest rate swap derivative contracts to reduce its variability of cash flows related with interest payments of the Term Loans. The interest rate swap contracts exchange interest payments based on variable rates for interest payments based on fixed rates. The changes in the fair value of these instruments are recorded in accumulated other comprehensive income (loss) in equity. Any ineffective portions of the cash flow hedges are reclassified from accumulated other comprehensive income (loss) into earnings during the period of change. The interest income or expense from these swaps is recorded in interest expense in the Company’s Consolidated and Combined Condensed Statements of Earnings consistent with the classification of interest expense attributable to the underlying debt. These instruments mature on dates ranging from September 2020 to September 2022.
The following table summarizes the notional values as of September 27, 2019 and pretax impact of changes in the fair values of instruments designated as net investment hedges and cash flow hedges in accumulated other comprehensive income (loss) (“OCI”) for the nine-month period then ended ($ in millions):

	Notional Amount	Gain (Loss) Recognized in OCI
Nine-Month Period Ended September 27, 2019
Interest rate contracts	$650.0	$(0.7)
Foreign currency contracts	650.0	5.7
Foreign currency denominated debt	656.5	7.2
Total	$1,956.5	$12.2

Gains or losses related to the foreign currency contracts and foreign currency denominated debt are classified as foreign currency translation adjustments in the schedule of changes in OCI in Note 1, as these items are attributable to the Company’s hedges of its net investment in foreign operations. Gains or losses related to the interest rate contracts are classified as cash flow hedge adjustments in the schedule of changes in OCI in Note 1. The Company did not reclassify any deferred gains or losses related to net investment and cash flow hedges from accumulated other comprehensive income (loss) to earnings during the nine-month period ended September 27, 2019. In addition, the Company did not have any ineffectiveness related to net investment and cash flow hedges during the nine-month period ended September 27, 2019. The cash inflows and outflows associated with the Company’s derivative contracts designated as net investment hedges are classified in all other investing activities in the accompanying Consolidated and Combined Condensed Statement of Cash Flows.
The Company’s derivative instruments, as well as its nonderivative debt instruments designated and qualifying as net investment hedges, were classified as of September 27, 2019 in the Company’s Consolidated Condensed Balance Sheet as follows ($ in millions):

Derivative assets:
Prepaid expenses and other current assets	$5.7

Derivative liabilities:
Accrued expense and other liabilities	$0.7

Nonderivative hedging instruments:
Long-term debt	$656.5

Amounts related to the Company’s derivatives expected to be reclassified from accumulated other comprehensive income (loss) to net earnings during the next 12 months are not significant.